GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.16%
21,793	AdvanSix Inc(a)	$ 584,488
100,769	Allegheny Technologies Inc(a)	2,122,195
22,277	American Vanguard Corp	454,674
77,598	Arconic Corp(a)	1,970,213
25,737	Balchem Corp	3,227,677
38,158	Carpenter Technology Corp	1,570,202
41,679	Century Aluminum Co(a)	736,051
12,851	Clearwater Paper Corp(a)	483,455
67,192	Ferro Corp(a)	1,132,857
39,230	GCP Applied Technologies Inc(a)	962,704
36,164	Glatfelter Corp	620,213
15,156	Hawkins Inc	508,029
41,389	HB Fuller Co	2,603,782
19,544	Innospec Inc	2,006,973
12,507	Kaiser Aluminum Corp	1,382,024
16,827	Koppers Holdings Inc(a)	584,907
25,325	Kraton Corp(a)	926,642
116,485	Livent Corp(a)	2,017,520
33,281	Mercer International Inc	478,914
13,935	Neenah Inc	715,980
10,498	Quaker Chemical Corp	2,559,097
53,140	Rayonier Advanced Materials Inc(a)	481,980
14,858	Rogers Corp(a)	2,796,424
25,768	Schweitzer-Mauduit International Inc	1,261,859
16,966	Stepan Co	2,156,548
		34,345,408
Communications — 3.86%
38,791	ADTRAN Inc	647,034
23,816	AMC Networks Inc Class A(a)	1,266,059
9,002	ATN International Inc	442,178
27,071	CalAmp Corp(a)	293,720
40,999	Cincinnati Bell Inc(a)	629,335
33,644	Cogent Communications Holdings Inc	2,313,361
60,110	Consolidated Communications Holdings Inc(a)	432,792
11,017	ePlus Inc(a)	1,097,734
45,213	EW Scripps Co Class A	871,255
97,955	Extreme Networks Inc(a)	857,106
109,317	Gannett Co Inc(a)	588,125
78,717	Harmonic Inc(a)	617,141
21,282	HealthStream Inc(a)	475,440
21,385	Liquidity Services Inc(a)	397,333
32,232	Meredith Corp(a)	959,869
24,536	NETGEAR Inc(a)	1,008,430
53,388	NIC Inc	1,811,455
26,245	Perficient Inc(a)	1,541,106
29,834	Plantronics Inc(a)	1,160,841
39,846	QuinStreet Inc(a)	808,874
24,409	Scholastic Corp	734,955
39,673	Shenandoah Telecommunications Co	1,936,439
17,573	Shutterstock Inc	1,564,700
Shares		Fair Value
Communications — (continued)
15,681	Spok Holdings Inc	$ 164,494
14,597	Stamps.com Inc(a)	2,912,247
18,779	TechTarget Inc(a)	1,304,202
181,735	Viavi Solutions Inc(a)	2,853,239
186,069	Vonage Holdings Corp(a)	2,199,336
		31,888,800
Consumer, Cyclical — 17.28%
49,578	Abercrombie & Fitch Co Class A	1,701,021
24,392	Albany International Corp Class A	2,036,000
10,434	Allegiant Travel Co(a)	2,546,522
92,059	American Axle & Manufacturing Holdings Inc(a)	889,290
4,998	America's Car-Mart Inc(a)	761,545
15,357	Asbury Automotive Group Inc(a)	3,017,650
22,349	Barnes & Noble Education Inc(a)(b)	181,921
96,310	Bed Bath & Beyond Inc	2,807,437
26,831	Big Lots Inc	1,832,557
18,179	BJ's Restaurants Inc(a)	1,055,836
63,785	Bloomin' Brands Inc(a)	1,725,384
23,045	Boot Barn Holdings Inc(a)	1,435,934
36,119	Brinker International Inc	2,566,616
22,710	Buckle Inc	892,049
31,803	Caleres Inc	693,305
74,878	Callaway Golf Co	2,002,987
14,753	Cato Corp Class A	177,036
6,963	Cavco Industries Inc(a)	1,570,922
23,055	Century Communities Inc(a)	1,390,678
33,498	Cheesecake Factory Inc	1,959,968
94,346	Chico's FAS Inc	312,285
11,952	Children's Place Inc(a)	833,054
15,473	Chuy's Holdings Inc(a)	685,763
15,533	Conn's Inc(a)	302,117
40,074	Cooper Tire & Rubber Co	2,243,343
13,562	Cooper-Standard Holdings Inc(a)	492,572
35,883	Core-Mark Holding Co Inc	1,388,313
51,994	Crocs Inc(a)	4,182,917
28,181	Daktronics Inc	176,695
37,853	Dave & Buster's Entertainment Inc(a)	1,813,159
48,403	Designer Brands Inc Class A	842,212
13,282	Dine Brands Global Inc	1,195,778
22,753	Dorman Products Inc(a)	2,335,368
14,927	El Pollo Loco Holdings Inc(a)	240,623
18,356	Ethan Allen Interiors Inc	506,809
13,829	Fiesta Restaurant Group Inc(a)	174,107
39,564	Fossil Group Inc(a)	490,594
35,728	G-III Apparel Group Ltd(a)	1,076,842
43,479	GameStop Corp Class A(a)	8,253,184
11,105	Genesco Inc(a)	527,488
26,175	Gentherm Inc(a)	1,939,829
34,043	GMS Inc(a)	1,421,295

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
13,515	Group 1 Automotive Inc	$ 2,132,532
31,133	Guess? Inc	731,626
13,920	Haverty Furniture Cos Inc	517,685
38,478	Hawaiian Holdings Inc(a)	1,026,208
13,111	Hibbett Sports Inc(a)	903,217
34,114	HNI Corp	1,349,550
17,887	Installed Building Products Inc	1,983,311
45,629	Interface Inc	569,450
22,406	iRobot Corp(a)(b)	2,737,565
37,299	Kontoor Brands Inc	1,810,120
36,785	La-Z-Boy Inc	1,562,627
19,990	LCI Industries	2,644,277
17,469	LGI Homes Inc(a)	2,608,296
23,347	Lumber Liquidators Holdings Inc(a)	586,477
23,006	M/I Homes Inc(a)	1,358,964
246,705	Macy's Inc	3,994,154
19,139	Marcus Corp(a)(b)	382,589
17,412	MarineMax Inc(a)	859,456
46,484	MDC Holdings Inc	2,761,150
29,805	Meritage Homes Corp(a)	2,739,676
57,551	Meritor Inc(a)	1,693,150
31,258	Methode Electronics Inc	1,312,211
56,277	Michaels Cos Inc(a)	1,234,717
10,568	Monarch Casino & Resort Inc(a)	640,632
15,999	Motorcar Parts of America Inc(a)	359,978
14,377	Movado Group Inc	409,026
42,947	ODP Corp(a)	1,859,176
13,794	Oxford Industries Inc	1,205,871
9,161	PC Connection Inc	424,979
16,426	PetMed Express Inc(b)	577,785
18,562	PriceSmart Inc	1,795,874
12,927	Red Robin Gourmet Burgers Inc(a)	515,658
18,704	Regis Corp(a)(b)	234,922
113,730	Resideo Technologies Inc(a)	3,212,872
26,551	Ruth's Hospitality Group Inc	659,261
89,636	Sally Beauty Holdings Inc(a)	1,804,373
19,882	ScanSource Inc(a)	595,466
28,835	Shake Shack Inc Class A(a)	3,251,723
7,160	Shoe Carnival Inc	443,061
41,586	Signet Jewelers Ltd(a)	2,411,156
40,001	SkyWest Inc	2,179,254
20,162	Sleep Number Corp(a)	2,893,045
18,582	Sonic Automotive Inc Class A	921,110
16,573	Standard Motor Products Inc	689,105
61,473	Steven Madden Ltd	2,290,484
41,914	Titan International Inc	388,962
39,072	Tupperware Brands Corp(a)	1,031,892
11,979	Unifi Inc(a)	330,141
12,089	UniFirst Corp	2,704,430
11,009	Universal Electronics Inc(a)	605,165
20,066	Vera Bradley Inc(a)	202,667
9,771	Veritiv Corp(a)	415,658
46,139	Vista Outdoor Inc(a)	1,479,678
40,762	Wabash National Corp	766,326
26,819	Winnebago Industries Inc	2,057,285
Shares		Fair Value
Consumer, Cyclical — (continued)
65,533	Wolverine World Wide Inc	$ 2,511,225
16,958	Zumiez Inc(a)	727,498
		142,773,751
Consumer, Non-Cyclical — 17.74%
27,749	Aaron's Co Inc	712,594
53,296	ABM Industries Inc	2,718,629
12,290	Addus HomeCare Corp(a)	1,285,411
35,852	Alarm.com Holdings Inc(a)	3,096,896
15,190	American Public Education Inc(a)	541,220
37,486	AMN Healthcare Services Inc(a)	2,762,718
28,528	Amphastar Pharmaceuticals Inc(a)	522,633
24,217	Andersons Inc	663,061
30,816	AngioDynamics Inc(a)	721,094
7,729	ANI Pharmaceuticals Inc(a)	279,326
11,920	Anika Therapeutics Inc(a)	486,217
65,118	Arlo Technologies Inc(a)	408,941
51,385	B&G Foods Inc(b)	1,596,018
13,219	Calavo Growers Inc	1,026,323
29,694	Cal-Maine Foods Inc(a)	1,140,843
31,889	Cardiovascular Systems Inc(a)	1,222,624
29,347	Cardtronics PLC Class A(a)	1,138,664
21,419	Celsius Holdings Inc(a)	1,029,183
8,371	Central Garden & Pet Co(a)	485,602
31,196	Central Garden & Pet Co Class A(a)	1,618,760
25,041	Chefs' Warehouse Inc(a)	762,749
3,783	Coca-Cola Consolidated Inc	1,092,455
50,480	Coherus Biosciences Inc(a)	737,513
27,658	Collegium Pharmaceutical Inc(a)	655,495
98,068	Community Health Systems Inc(a)	1,325,879
22,996	CONMED Corp	3,003,048
83,888	Corcept Therapeutics Inc(a)	1,995,696
98,155	CoreCivic Inc	888,303
7,430	CorVel Corp(a)	762,244
79,012	Covetrus Inc(a)	2,367,990
29,265	Cross Country Healthcare Inc(a)	365,520
30,650	CryoLife Inc(a)	692,077
14,799	Cutera Inc(a)	444,710
56,500	Cytokinetics Inc(a)(b)	1,314,190
34,226	Deluxe Corp	1,436,123
9,552	Eagle Pharmaceuticals Inc(a)	398,700
43,284	Edgewell Personal Care Co	1,714,046
30,162	elf Beauty Inc(a)	809,246
14,667	Enanta Pharmaceuticals Inc(a)	723,376
182,674	Endo International PLC(a)	1,353,614
40,850	Ensign Group Inc	3,833,364
47,572	EVERTEC Inc	1,770,630
8,894	Forrester Research Inc(a)	377,817
24,393	Fresh Del Monte Produce Inc	698,372
14,215	Fulgent Genetics Inc(a)(b)	1,373,453
36,354	Glaukos Corp(a)	3,051,191

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
42,916	Green Dot Corp Class A(a)	$ 1,965,124
31,191	Hanger Inc(a)	711,779
16,114	Heidrick & Struggles International Inc	575,592
7,835	Heska Corp(a)	1,319,884
70,427	HMS Holdings Corp(a)	2,604,038
50,286	Innoviva Inc(a)	600,918
15,121	Inogen Inc(a)	794,155
26,185	Integer Holdings Corp(a)	2,411,638
14,267	Inter Parfums Inc	1,011,958
28,162	Invacare Corp	225,859
11,914	J & J Snack Foods Corp	1,870,855
7,049	John B Sanfilippo & Son Inc	637,018
27,105	Kelly Services Inc Class A(a)	603,628
42,903	Korn Ferry	2,675,860
31,263	Lannett Co Inc(a)	165,069
54,981	Lantheus Holdings Inc(a)	1,174,944
13,329	LeMaitre Vascular Inc	650,189
35,073	Luminex Corp	1,118,829
18,544	Magellan Health Inc(a)	1,729,043
9,355	Medifast Inc	1,981,576
68,038	MEDNAX Inc(a)	1,732,928
35,163	Meridian Bioscience Inc(a)	923,029
38,939	Merit Medical Systems Inc(a)	2,331,667
10,626	MGP Ingredients Inc	628,528
9,810	ModivCare Inc(a)	1,453,057
26,560	Monro Inc	1,747,648
59,758	Myriad Genetics Inc(a)	1,819,631
18,531	National Beverage Corp(b)	906,351
27,301	Natus Medical Inc(a)	699,179
93,031	NeoGenomics Inc(a)	4,486,885
34,199	Omnicell Inc(a)	4,441,424
58,381	OraSure Technologies Inc(a)	681,306
16,055	Orthofix Medical Inc(a)	695,984
58,398	Owens & Minor Inc	2,195,181
34,851	Pacira BioSciences Inc(a)	2,442,707
20,503	Pennant Group Inc(a)	939,037
57,031	Perdoceo Education Corp(a)	682,091
17,240	Phibro Animal Health Corp Class A	420,656
39,620	Prestige Consumer Healthcare Inc(a)	1,746,450
27,851	Quanex Building Products Corp	730,532
96,569	R1 RCM Inc(a)	2,383,323
34,863	RadNet Inc(a)	758,270
28,232	REGENXBIO Inc(a)	962,994
38,911	Rent-A-Center Inc	2,243,608
24,633	Resources Connection Inc	333,531
85,708	Select Medical Holdings Corp(a)	2,922,643
5,472	Seneca Foods Corp Class A(a)	257,676
66,928	Simply Good Foods Co(a)	2,035,950
27,961	SpartanNash Co	548,874
123,723	Spectrum Pharmaceuticals Inc(a)	403,337
42,706	Supernus Pharmaceuticals Inc(a)	1,118,043
11,481	Surmodics Inc(a)	643,740
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,318	Tactile Systems Technology Inc(a)	$ 834,678
24,021	Team Inc(a)	276,962
31,177	Tivity Health Inc(a)	695,871
28,284	TrueBlue Inc(a)	622,814
44,602	United Natural Foods Inc(a)	1,469,190
19,443	Universal Corp	1,146,943
10,440	US Physical Therapy Inc	1,086,804
9,444	USANA Health Sciences Inc(a)	921,734
42,964	Vanda Pharmaceuticals Inc(a)	645,319
31,555	Varex Imaging Corp(a)	646,562
101,687	Vector Group Ltd	1,418,534
36,340	Vericel Corp(a)(b)	2,018,687
16,609	Viad Corp	693,426
10,876	WD-40 Co	3,330,014
46,040	Xencor Inc(a)	1,982,482
15,846	Zynex Inc(a)(b)	241,968
		146,580,762
Energy — 3.96%
104,550	Archrock Inc	992,179
14,262	Bonanza Creek Energy Inc(a)	509,581
18,799	Bristow Group Inc(a)	486,518
36,554	Callon Petroleum Co(a)(b)	1,409,157
23,721	CONSOL Energy Inc(a)	230,568
35,415	Core Laboratories NV	1,019,598
12,160	DMC Global Inc	659,802
28,467	Dril-Quip Inc(a)	945,958
19,900	FutureFuel Corp	289,147
33,088	Green Plains Inc(a)(b)	895,692
113,336	Helix Energy Solutions Group Inc(a)	572,347
85,694	Helmerich & Payne Inc	2,310,310
7,620	Laredo Petroleum Inc(a)	229,057
87,208	Matador Resources Co	2,045,028
21,109	Matrix Service Co(a)	276,739
5,388	Nabors Industries Ltd(b)	503,509
87,223	NOW Inc(a)	880,080
78,905	Oceaneering International Inc(a)	901,095
49,173	Oil States International Inc(a)	296,513
33,289	Par Pacific Holdings Inc(a)	470,041
147,799	Patterson-UTI Energy Inc	1,053,807
76,342	PBF Energy Inc Class A(a)	1,080,239
79,280	PDC Energy Inc(a)	2,727,232
12,755	Penn Virginia Corp(a)	170,917
64,976	ProPetro Holding Corp(a)	692,644
205,445	Range Resources Corp(a)	2,122,247
35,420	Renewable Energy Group Inc(a)	2,339,137
4,374	REX American Resources Corp(a)	368,160
45,952	RPC Inc(a)	248,141
84,786	SM Energy Co	1,387,947
514,447	Southwestern Energy Co(a)	2,392,179
70,492	SunCoke Energy Inc	494,149
23,276	Talos Energy Inc(a)	280,243
58,650	US Silica Holdings Inc	720,808

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Energy — (continued)
40,171	Warrior Met Coal Inc	$ 688,129
		32,688,898
Financial — 24.23%
68,105	Acadia Realty Trust REIT	1,291,952
50,794	Agree Realty Corp REIT	3,418,944
58,447	Alexander & Baldwin Inc REIT	981,325
15,293	Allegiance Bancshares Inc	619,978
36,964	Ambac Financial Group Inc(a)	618,777
39,879	American Assets Trust Inc REIT	1,293,675
68,243	American Equity Investment Life Holding Co	2,151,702
55,314	Ameris Bancorp	2,904,538
15,359	AMERISAFE Inc	982,976
102,226	Apollo Commercial Real Estate Finance Inc REIT	1,428,097
46,106	Armada Hoffler Properties Inc REIT	578,169
50,862	ARMOUR Residential REIT Inc	620,516
60,848	Assured Guaranty Ltd	2,572,653
40,814	Axos Financial Inc(a)	1,918,666
36,517	Banc of California Inc	660,227
15,116	BancFirst Corp	1,068,550
73,782	BankUnited Inc	3,242,719
27,932	Banner Corp	1,489,614
41,885	Berkshire Hills Bancorp Inc	934,873
38,906	Blucora Inc(a)	647,396
65,306	Boston Private Financial Holdings Inc	869,876
135,577	Brandywine Realty Trust REIT	1,750,299
48,485	Brightsphere Investment Group Inc	988,124
63,944	Brookline Bancorp Inc	959,160
98,886	Cadence BanCorp	2,049,907
105,451	Capitol Federal Financial Inc	1,396,699
80,980	Capstead Mortgage Corp REIT	504,505
75,949	CareTrust REIT Inc	1,768,473
10,209	Centerspace REIT	694,212
23,279	Central Pacific Financial Corp	621,084
39,115	Chatham Lodging Trust REIT(a)	514,753
12,774	City Holding Co	1,044,658
56,915	Columbia Banking System Inc	2,452,467
42,646	Community Bank System Inc	3,271,801
18,599	Community Healthcare Trust Inc REIT	857,786
25,081	Customers Bancorp Inc(a)	798,077
101,479	CVB Financial Corp	2,241,671
163,970	DiamondRock Hospitality Co REIT(a)	1,688,891
27,605	Dime Community Bancshares Inc	832,015
189,313	Diversified Healthcare Trust REIT	904,916
25,252	Eagle Bancorp Inc	1,343,659
67,047	Easterly Government Properties Inc REIT	1,389,884
21,072	eHealth Inc(a)	1,532,567
Shares		Fair Value
Financial — (continued)
22,570	Employers Holdings Inc	$ 971,864
24,905	Encore Capital Group Inc(a)	1,001,928
29,485	Enova International Inc(a)	1,046,128
86,450	Essential Properties Realty Trust Inc REIT	1,973,654
45,788	EZCORP Inc Class A(a)	227,566
25,260	FB Financial Corp	1,123,060
22,638	First Bancorp	984,753
173,390	First BanCorp	1,952,371
78,218	First Commonwealth Financial Corp	1,123,993
77,367	First Financial Bancorp	1,856,808
104,020	First Hawaiian Inc	2,847,027
91,106	First Midwest Bancorp Inc	1,996,132
37,669	Flagstar Bancorp Inc	1,698,872
60,880	Four Corners Property Trust Inc REIT	1,668,112
78,836	Franklin Street Properties Corp REIT	429,656
95,236	GEO Group Inc REIT(b)	739,031
29,613	Getty Realty Corp REIT	838,640
71,866	Global Net Lease Inc REIT	1,297,900
45,665	Granite Point Mortgage Trust Inc REIT	546,610
43,738	Great Western Bancorp Inc	1,324,824
10,535	Greenhill & Co Inc	173,617
25,776	Hanmi Financial Corp	508,561
4,918	HCI Group Inc(b)	377,801
28,131	Heritage Financial Corp	794,419
29,090	Hersha Hospitality Trust REIT(a)	306,900
51,588	Hilltop Holdings Inc	1,760,698
17,913	HomeStreet Inc	789,426
97,941	Hope Bancorp Inc	1,474,991
33,825	Horace Mann Educators Corp	1,461,578
82,477	Independence Realty Trust Inc REIT	1,253,650
26,234	Independent Bank Corp	2,208,641
29,170	Independent Bank Group Inc	2,107,241
51,884	Industrial Logistics Properties Trust REIT	1,200,077
18,976	Innovative Industrial Properties Inc REIT(b)	3,418,716
180,813	Invesco Mortgage Capital Inc REIT(b)	725,060
178,867	Investors Bancorp Inc	2,627,556
59,753	iStar Inc REIT(b)	1,062,408
24,433	James River Group Holdings Ltd	1,114,633
66,947	Kite Realty Group Trust REIT	1,291,408
22,566	KKR Real Estate Finance Trust Inc REIT	414,989
220,529	Lexington Realty Trust REIT	2,450,077
31,180	LTC Properties Inc REIT	1,300,830
68,484	Mack-Cali Realty Corp REIT	1,060,132
19,847	Marcus & Millichap Inc(a)	668,844
25,624	Meta Financial Group Inc	1,161,023
56,151	Mr Cooper Group Inc(a)	1,951,809
24,070	National Bank Holdings Corp Class A	955,098

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
51,425	National Storage Affiliates Trust REIT	$ 2,053,400
34,627	NBT Bancorp Inc	1,381,617
301,497	New York Mortgage Trust Inc REIT	1,347,692
18,179	NexPoint Residential Trust Inc REIT	837,870
67,777	NMI Holdings Inc Class A(a)	1,602,248
38,123	Northfield Bancorp Inc	606,918
100,866	Northwest Bancshares Inc	1,457,514
38,391	Office Properties Income Trust REIT	1,056,520
41,638	OFG Bancorp	941,852
131,633	Old National Bancorp	2,545,782
74,921	Pacific Premier Bancorp Inc	3,254,568
17,240	Palomar Holdings Inc(a)	1,155,770
11,215	Park National Corp(b)	1,450,100
77,788	PennyMac Mortgage Investment Trust REIT	1,524,645
10,946	Piper Sandler Cos	1,200,229
37,049	PRA Group Inc(a)	1,373,406
10,914	Preferred Bank	695,004
42,818	ProAssurance Corp	1,145,810
57,480	Provident Financial Services Inc	1,280,654
15,581	RE/MAX Holdings Inc Class A	613,736
47,032	Ready Capital Corp REIT	631,169
91,767	Realogy Holdings Corp(a)	1,388,435
88,789	Redwood Trust Inc REIT	924,294
44,685	Renasant Corp	1,849,065
93,855	Retail Opportunity Investments Corp REIT	1,489,479
170,503	Retail Properties of America Inc REIT Class A	1,786,871
64,919	RPT Realty REIT	740,726
32,158	S&T Bancorp Inc	1,077,293
11,875	Safehold Inc REIT(b)	832,438
11,243	Safety Insurance Group Inc	947,223
10,532	Saul Centers Inc REIT	422,439
43,899	Seacoast Banking Corp of Florida(a)	1,590,900
37,387	ServisFirst Bancshares Inc	2,292,945
85,880	Simmons First National Corp Class A	2,548,060
69,846	SiriusPoint Ltd(a)	710,334
132,500	SITE Centers Corp REIT	1,796,700
24,727	Southside Bancshares Inc	952,237
24,796	St Joe Co	1,063,748
21,032	Stewart Information Services Corp	1,094,295
13,522	StoneX Group Inc(a)	884,068
83,437	Summit Hotel Properties Inc REIT(a)	847,720
76,226	Tanger Factory Outlet Centers Inc REIT(b)	1,153,299
9,492	Tompkins Financial Corp	784,988
17,988	Triumph Bancorp Inc(a)	1,392,091
26,346	Trupanion Inc(a)	2,007,829
75,716	TrustCo Bank Corp NY	558,027
68,916	United Community Banks Inc	2,351,414
Shares		Fair Value
Financial — (continued)
16,916	United Fire Group Inc	$ 588,677
16,076	United Insurance Holdings Corp	115,908
185,046	Uniti Group Inc REIT	2,041,057
10,607	Universal Health Realty Income Trust REIT	718,942
24,328	Universal Insurance Holdings Inc	348,864
24,195	Urstadt Biddle Properties Inc REIT Class A	402,847
39,270	Veritex Holdings Inc	1,284,914
5,643	Virtus Investment Partners Inc	1,328,927
49,403	Waddell & Reed Financial Inc Class A	1,237,545
23,304	Walker & Dunlop Inc	2,394,253
68,072	Washington REIT	1,504,391
21,820	Westamerica BanCorp	1,369,860
32,390	Whitestone REIT	314,183
93,600	WisdomTree Investments Inc	585,000
3,317	World Acceptance Corp(a)	430,414
37,737	WSFS Financial Corp	1,878,925
90,407	Xenia Hotels & Resorts Inc REIT	1,762,937
		200,121,009
Industrial — 17.40%
32,404	AAON Inc	2,268,604
26,109	AAR Corp	1,087,440
30,430	Advanced Energy Industries Inc	3,322,043
24,009	Aegion Corp(a)	690,259
57,289	Aerojet Rocketdyne Holdings Inc	2,690,291
18,102	AeroVironment Inc(a)	2,100,918
7,845	Alamo Group Inc	1,224,997
13,818	American Woodmark Corp(a)	1,362,178
21,342	Apogee Enterprises Inc	872,461
30,796	Applied Industrial Technologies Inc	2,807,671
17,176	Applied Optoelectronics Inc(a)(b)	143,591
20,179	ArcBest Corp	1,419,996
38,278	Arcosa Inc	2,491,515
17,966	Astec Industries Inc	1,354,996
21,630	Atlas Air Worldwide Holdings Inc(a)	1,307,317
20,152	AZZ Inc	1,014,653
23,156	Badger Meter Inc	2,155,129
37,023	Barnes Group Inc	1,834,119
9,046	Bel Fuse Inc Class B	179,925
29,923	Benchmark Electronics Inc	925,219
31,148	Boise Cascade Co	1,863,585
38,524	Brady Corp Class A	2,059,108
29,080	Chart Industries Inc(a)	4,139,538
15,571	CIRCOR International Inc(a)	542,182
28,750	Comfort Systems USA Inc	2,149,638
21,243	Comtech Telecommunications Corp	527,676
23,095	Dorian LPG Ltd(a)	303,237

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,849	DXP Enterprises Inc(a)	$ 417,824
21,424	Echo Global Logistics Inc(a)	672,928
16,694	Encore Wire Corp	1,120,668
47,569	Enerpac Tool Group Corp	1,242,502
16,738	EnPro Industries Inc	1,427,249
20,688	ESCO Technologies Inc	2,252,716
41,160	Exponent Inc	4,011,042
29,295	Fabrinet(a)	2,647,975
14,693	FARO Technologies Inc(a)	1,271,973
48,009	Federal Signal Corp	1,838,745
21,872	Forward Air Corp	1,942,452
30,489	Franklin Electric Co Inc	2,406,802
25,878	Gibraltar Industries Inc(a)	2,368,096
36,292	Granite Construction Inc	1,460,753
26,835	Greenbrier Cos Inc(b)	1,267,149
35,472	Griffon Corp	963,774
62,708	Harsco Corp(a)	1,075,442
10,236	Haynes International Inc	303,702
40,594	Heartland Express Inc	794,831
59,632	Hillenbrand Inc	2,845,043
26,833	Hub Group Inc Class A(a)	1,805,324
22,156	Ichor Holdings Ltd(a)	1,191,993
15,792	Insteel Industries Inc	487,025
35,419	Itron Inc(a)	3,139,894
25,211	John Bean Technologies Corp	3,361,635
22,034	Kaman Corp	1,130,124
72,880	Knowles Corp(a)	1,524,650
8,823	Lindsay Corp	1,470,088
13,758	Lydall Inc(a)	464,195
48,704	Marten Transport Ltd	826,507
16,055	Materion Corp	1,063,483
34,511	Matson Inc	2,301,884
25,130	Matthews International Corp Class A	993,892
3,825	Mesa Laboratories Inc	931,388
23,327	Moog Inc Class A	1,939,640
45,381	Mueller Industries Inc	1,876,504
29,069	Myers Industries Inc	574,403
13,696	MYR Group Inc(a)	981,592
4,424	National Presto Industries Inc	451,558
125,628	O-I Glass Inc(a)	1,851,757
7,237	Olympic Steel Inc	213,130
13,280	OSI Systems Inc(a)	1,276,208
14,514	Park Aerospace Corp	191,875
17,876	Patrick Industries Inc	1,519,460
48,062	PGT Innovations Inc(a)	1,213,566
22,898	Plexus Corp(a)	2,102,952
7,581	Powell Industries Inc	256,768
21,907	Proto Labs Inc(a)	2,667,177
29,334	Raven Industries Inc	1,124,372
20,921	Saia Inc(a)	4,823,964
51,588	Sanmina Corp(a)	2,134,711
15,288	SEACOR Holdings Inc(a)(b)	622,986
11,318	SMART Global Holdings Inc(a)	520,854
35,815	SPX Corp(a)	2,086,940
33,490	SPX FLOW Inc	2,120,922
9,768	Standex International Corp	933,528
14,181	Sturm Ruger & Co Inc	936,939
Shares		Fair Value
Industrial — (continued)
14,628	Tennant Co	$ 1,168,631
31,863	TimkenSteel Corp(a)	374,390
20,621	Tredegar Corp	309,521
30,543	Trinseo SA	1,944,673
41,910	Triumph Group Inc(a)	770,306
78,447	TTM Technologies Inc(a)	1,137,482
48,633	UFP Industries Inc	3,688,327
12,949	US Concrete Inc(a)	949,421
25,618	US Ecology Inc(a)	1,066,734
16,853	Vicor Corp(a)	1,433,011
21,827	Watts Water Technologies Inc Class A	2,593,266
		143,719,602
Technology — 8.80%
98,635	3D Systems Corp(a)	2,706,544
85,401	8x8 Inc(a)	2,770,408
16,057	Agilysys Inc(a)	770,094
111,260	Allscripts Healthcare Solutions Inc(a)	1,670,569
27,134	Axcelis Technologies Inc(a)	1,114,936
4,198	BM Technologies Inc(a)	48,912
30,893	Bottomline Technologies DE Inc(a)	1,397,908
18,202	CEVA Inc(a)	1,022,042
38,237	Cohu Inc(a)	1,599,836
10,418	Computer Programs and Systems Inc	318,791
25,936	CSG Systems International Inc	1,164,267
25,599	CTS Corp	795,105
25,692	Cubic Corp	1,915,852
64,493	Diebold Nixdorf Inc(a)	911,286
26,888	Digi International Inc(a)	510,603
33,425	Diodes Inc(a)	2,668,652
23,083	Donnelley Financial Solutions Inc(a)	642,400
17,906	DSP Group Inc(a)	255,160
18,870	Ebix Inc	604,406
26,597	ExlService Holdings Inc(a)	2,397,986
61,775	FormFactor Inc(a)	2,786,670
122,664	Glu Mobile Inc(a)	1,530,847
27,890	Insight Enterprises Inc(a)	2,661,264
49,323	Kulicke & Soffa Industries Inc	2,422,253
50,896	LivePerson Inc(a)	2,684,255
21,711	ManTech International Corp Class A	1,887,771
53,898	MaxLinear Inc(a)	1,836,844
6,079	MicroStrategy Inc Class A(a)(b)	4,126,425
15,362	MTS Systems Corp	894,068
43,852	NextGen Healthcare Inc(a)	793,721
27,725	OneSpan Inc(a)	679,262
38,799	Onto Innovation Inc(a)	2,549,482
24,728	PDF Solutions Inc(a)	439,664
50,387	Photronics Inc(a)	647,977
137,673	Pitney Bowes Inc	1,134,426
49,315	Power Integrations Inc	4,018,186
35,132	Progress Software Corp	1,547,916
88,774	Rambus Inc(a)	1,725,767

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
12,192	Simulations Plus Inc	$ 771,022
28,273	SPS Commerce Inc(a)	2,807,792
32,173	Sykes Enterprises Inc(a)	1,418,186
18,304	Tabula Rasa HealthCare Inc(a)(b)	842,899
14,482	TTEC Holdings Inc	1,454,717
32,138	Ultra Clean Holdings Inc(a)	1,865,290
50,091	Unisys Corp(a)	1,273,313
39,101	Veeco Instruments Inc(a)	810,955
83,262	Xperi Holding Corp	1,812,614
		72,709,343
Utilities — 1.43%
29,316	American States Water Co	2,216,876
55,032	Avista Corp	2,627,778
39,875	California Water Service Group	2,246,557
13,875	Chesapeake Utilities Corp	1,610,610
24,319	Northwest Natural Holding Co	1,312,010
79,944	South Jersey Industries Inc(b)	1,805,136
		11,818,967
TOTAL COMMON STOCK — 98.86% (Cost $572,286,590)		$816,646,540
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,221,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	1,221,000
1,770,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	1,770,000
1,221,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c),0.04%(d)	1,221,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.51% (Cost $4,212,000)		$4,212,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.45%
$5,799,180	Undivided interest of 11.52% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $5,799,180 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(c)	$ 5,799,180
5,799,180	Undivided interest of 13.30% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $5,799,180 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(c)	5,799,180
5,799,180	Undivided interest of 13.85% in a repurchase agreement (principal amount/value $41,859,473 with a maturity value of $41,859,483) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $5,799,180 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(c)	5,799,180

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,807,837	Undivided interest of 29.96% in a repurchase agreement (principal amount/value $9,370,360 with a maturity value of $9,370,363) with TD Securities (USA) Inc, 0.01%, dated 3/31/21to be repurchased at $2,807,837 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 4/1/21 - 8/15/50, with a value of $9,557,768.(c)	$ 2,807,837
TOTAL SHORT TERM INVESTMENTS — 2.45% (Cost $20,205,377)		$20,205,377
TOTAL INVESTMENTS — 101.82% (Cost $596,703,967)		$841,063,917
OTHER ASSETS & LIABILITIES, NET — (1.82)%		$(15,048,492)
TOTAL NET ASSETS — 100.00%		$826,015,425
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2021.
REIT	Real Estate Investment Trust
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
Russell 2000 Mini Futures	117	USD	13,001,625	June 2021	$(185,368)
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 89 futures contracts for the reporting period.

March 31, 2021